SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Number of options
Options outstanding, beginning balance	1,013,492
Granted	160,000
Exercised	(77,654)
Expired & Forfeited	(24,874)
Options outstanding, ending balance	1,070,964	1,013,492
Exercisable at June 30, 2014	884,864
Weighted average exercise price
Options outstanding, beginning balance	$ 4.34
Granted	$ 5.41
Exercised	$ 2.60
Expired & Forfeited	$ 5.91
Options outstanding, ending balance	$ 4.59	$ 4.34
Exercisable at June 30, 2014	$ 4.56
Weighted average remaining contractual term (in years)
Outstanding	3 years 4 months 13 days	3 years 7 months 21 days
Exercisable at June 30, 2014	3 years 22 days
Aggregate intrinsic value
Outstanding	$ 1,562	$ 1,813
Options exercisable	1,433
Vested and expected to vest at June 30, 2014
Number of options	1,070,964
Weighted average exercise price	$ 4.59
Weighted average remaining contractual life	3 years 4 months 13 days
Aggregate intrinsic value	$ 1,562